Summary of Significant Accounting Policies - Schedule of Other Assets Comprised (Details) (10K) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Deposits-long-term	$ 60,476	$ 41,234
Deferred tax assets	171,148	160,653
Deferred finance costs
Other assets	$ 162,381	$ 364,320